COMBINED STATEMENTS OF CASH FLOWS - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income	$ 9,787	$ 4,156	$ 26,448	$ 19,715	$ 23,014
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Depreciation and amortization	6,711	7,855	30,708	35,457	36,352
Amortization of debt discount and debt issuance costs	2,212	2,632	9,361	9,007	7,131
Amortization of deferred contract costs	1,194	1,286	5,143	6,493	2,854
Gain on contingent consideration	0	0	0	0	(7,897)
Loss on debt extinguishment	0	0	4,259	7,159	0
Share‑based compensation expense (income)	277	169	3,617	(219)	4,018
Deferred income taxes	491	2,456	(15,683)	20,903	10,393
Remeasurement of lease abandonment	(69)	0	(834)	(1,598)	0
(Gain) losses on dispositions of property and equipment	0	0	109	431	(796)
Gain on investment	0	(2,951)	(2,951)	0	0
Loss from equity‑method investment	320	106	1,263	0	0
Changes in operating assets and liabilities, net of the effect of acquisitions
Accounts receivable, net	(1,531)	1,837	(13,800)	5,027	32,502
Prepaid expenses and other current assets	(2,484)	(1,591)	5,999	(5,036)	2,688
Deferred costs	(1,343)	(3,233)	(2,537)	922	(9,870)
Other long‑term assets	(1,694)	(605)	12,706	1,370	(1,541)
Accounts payable and accrued expenses	3,771	2,818	16,124	8,985	(12,862)
Accrued compensation and benefits	(19,713)	(21,981)	(838)	13,577	(4,219)
Other current liabilities	3,143	2,208	4,526	(2,179)	(5,979)
Post‑retirement pension plans	(2,207)	(2,265)	(9,365)	(9,314)	(2,285)
Other long term liabilities	86	480	(12,534)	(13,156)	(4,097)
Payment of contingent consideration, in excess of acquisition date fair value	0	0	0	0	(4,968)
Other, net	3	32	72	68	840
Net cash provided by (used for) operating activities	(1,046)	(6,591)	61,793	97,612	65,278
Investing activities
Expenditures for property, equipment and capitalized software	(2,998)	(1,926)	(9,410)	(11,210)	(15,915)
Proceeds from property and equipment disposal	0	0	0	37	6,155
Investment in deferred compensation plans	(58)	0	(61)	(861)	(735)
Investment in company owned life insurance	(500)	(464)	(1,906)	(2,924)	(2,521)
Proceeds from sale of investment in company owned life insurance plan	0	3,800	3,800	0	3,842
Change in restricted cash	0	0	0	0	0
Investments in affiliate/JV	0	0	(500)	0	0
Net cash provided by (used for) investing activities	(3,556)	1,410	(8,077)	(14,958)	(9,174)
Financing activities
Liquidating dividend	0	0	(102,654)	(183,000)	0
Proceeds from issuance of long‑term debt	0	0	215,000	311,100	9,616
Repayments of delayed draw	0	0	0	0	(25,000)
Payments of long‑term debt	(4,136)	(5,838)	(127,413)	(202,250)	(27,572)
Payment of debt issuance costs	0	0	(4,750)	(16,615)	0
Debt extinguishment cost	0	0	(3,937)	(1,750)	0
Payments on capital lease	(254)	(207)	(880)	(465)	(56)
Cash paid to revolving credit facility	0	0	0	0	(462)
Payment of contingent consideration	0	0	0	0	(4,648)
Net cash used for financing activities	(4,390)	(6,045)	(24,634)	(92,980)	(48,122)
Net increase (decrease) in cash, included restricted	(8,992)	(11,226)	29,082	(10,326)	7,982
Cash, including restricted, at beginning of period	95,342	66,260	66,260	76,586	68,604
Cash, including restricted, at end of period	86,350	55,034	95,342	66,260	76,586
Less restricted cash included in prepaid and other current assets at end of period	130	210	210	210	370
Cash at end of period	86,220	54,824	95,132	66,050	76,216
Supplemental disclosure of cash flow information
Equipment acquired under capital leases	0	132	2,061	1,481	151
Purchases of property & equipment in accounts payable & accrued expenses	0	0	657	117	779
Cash paid for interest	(19,141)	(16,475)	(70,252)	(67,020)	(67,518)
Cash (paid for) received for taxes	$ (49)	$ (20)	$ 3,025	$ (11,398)	$ (3,662)